Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)
	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
Income (loss) before income taxes:
Israel	(2,638)	(1,299)	677
Non-Israeli	2,036	1,512	5,445

	(602)	213	6,122

Income tax expense (benefit):
Current:
Israel	121	44	45
Non-Israeli	709	398	735

	830	442	780
Deferred:
Israel	(1,287)	-	-
Non-Israeli	(152)	(232)	(36)
	(1,439)	(232)	(36)

	(609)	210	744

Reconciliation of The Theoretical Income Tax Expense (Benefit)

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
Income (loss) before income taxes	(602)	213	6,122

Statutory tax rate	25%	25%	24%

Theoretical income tax expense (benefit)	(151)	53	1,469

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from "Approved and
Beneficiating Enterprises" and preferential tax rate in China	711	492	3,347

Change in valuation allowance(*)	586	(983)	(5,423)

Non-deductible expenses(**)	218	650	139

Differences between Israeli currency
and dollar-adjusted financial statements-net	(1,133)	160	686

Purchase price adjustment for contingent liabilities	(580)	-	-

Foreign tax rate differential	(101)	29	(11)

Other	(159)	(191)	537

Actual income tax expense (benefit)	(609)	210	744

Per share effect of the tax benefits arising from
"Approved and Beneficiating Enterprises" and
preferential tax rate in China:

Basic	$0.00	$0.02	$0.11

Diluted	$0.00	$0.02	$0.11

(*)
In 2013 an amount of $1,780 is a decrease in tax expense in respect to a change in the effective tax rate from Beneficiary enterprise and an amount of $338 is an increase in tax expense resulting from losses not available for future years. In addition, Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $68, $635 and $2,007, for the years ended December 31, 2013, 2012 and 2011, respectively.

(**)	Including non-deductible share based compensation.

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2013	2012
	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	96	82
Accrued warranty	109	26
Unearned revenue	151	182
Accrued expenses	303	370
Net operating losses (NOL) and tax credit carryforwards	4,398	4,258
Other temporary differences*	663	1,027

Total gross deferred tax assets	5,720	5,945
Valuation allowance	(3,609)	(5,141)

Deferred tax asset, net of valuation allowance	2,111	804

Deferred tax liability:
Property, plant and equipment	(198)	(330)

Net deferred tax assets	1,913	474

*          Other temporary differences primarily relate to research and development expenses